Income Tax Expense_Income Tax Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Tax payable
Current tax expense		₩ 1,043,047				₩ 1,096,600		₩ 700,597
Adjustments recognized in the period for current tax of prior years		(51,130)				22,925		(39,445)
Sub-total		991,917				1,119,525		661,152
Changes in deferred income tax liabilities (assets)	[1]	285,820				114,345		212,195
Income tax recognized directly in equity
Remeasurements of net defined benefit liabilities		21,172				52,377		(7,240)
Exchange difference in foreign operation		(5,714)				(13,087)		25,674
Change in value of available-for-sale financial assets		0				0		(84,781)
Change in value of held-to-maturity financial assets		0				0		(3,789)
Gains (losses) on financial assets at fair value througn other comprehensive income		(13,168)				(33,329)		0
Shares of other comprehensive income of associates and joint ventures		(3,147)				1,374		20,975
Cash flow hedges		10,537				400		(4,368)
Hedges of a net investment in a foreign operation		3,194				10,292		(8,186)
OCI related with assets held for sale		0				0		(21,498)
OCI related with separate account assets		(1,301)				(10,864)		4,829
Fair value changes on financial liabilities designated at fair value due to own credit risk		4,294				(563)		0
Net gains on overlay adjustment		(72,817)				(884)		0
Sub-total		(56,950)				5,716		(78,384)
Tax expense		₩ 1,220,787	[2],[3]	$ 1,056,537	[2],[3]	₩ 1,239,586	[3]	₩ 794,963
Description of amended tax rate by taxable income		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%

[1]	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2017. Amended income tax rate for KRW 200 million and below is 11%, for KRW 200 million to KRW 20 billion is 22%, for KRW 20 billion to KRW 300 billion is 24.2% and for over KRW 300 billion is 27.5%.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.